Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

16. Income Taxes

The Company calculates its interim income tax provision in accordance with ASC 740. At the end of each interim period, the Company makes an estimate of the annual expected effective tax rate and applies that rate to its ordinary year to date earnings or loss. In addition, the effect of changes in enacted tax laws, rates or tax status is recognized in the interim period in which the change occurs.

The computation of the annual expected effective tax rate at each interim period requires certain estimates and assumptions including, but not limited to, the expected operating income for the year, projections of the proportion of income (or loss) earned and taxed in foreign jurisdictions, permanent and temporary differences, and the likelihood of recovering deferred tax assets generated in the current year. The accounting estimates used to compute the provision for income taxes may change as new events occur, more experience is acquired or additional information is obtained. The computation of the annual effective tax rate includes modifications, which were projected for the year, for share based compensation, the domestic manufacturing deduction and state research and development credits among others.

For the three months ended September 30, 2016 and 2015, the Company’s statutory rate was 35%; the effective tax rate was approximately (5.5%) and (5,513%), respectively, based on the statutory federal rate net of discrete federal and state taxes. The computation of the annual effective tax rate includes modifications, which were projected for the year, for share based compensation, the domestic manufacturing deduction, interest expense and state income tax credits among others. The main driver of the difference between 2016 and 2015 was the change in the forecasted pretax income between the quarters as well as significant variances in the discrete items in each quarter.

For the nine months ended September 30, 2016 and 2015, the Company’s statutory rate was 35%; the effective tax rate was approximately 56% and (19%), respectively, based on the statutory federal rate net of discrete federal and state taxes. The computation of the annual effective tax rate includes modifications, which were projected for the year, for share based compensation, the domestic manufacturing deduction, interest expense and state income tax credits among others. The tax benefit for the nine months ended September 30, 2016 also includes a 7% discrete rate impact for a provision-to-return adjustment associated with a change in estimate related to expenses that are not deductible for tax purposes.

15. Income Taxes

The provision for income taxes consists of the following:

	2015	2014
Current:
Federal	$245	$819
State and local	184	320

Total current expense	429	1,139

Deferred:
Federal	3,610	8,199
State and local	90	180

Total deferred income tax expense	3,700	8,379

Total income tax expense	$4,129	$9,518

Income tax expense related to operations differs from the amounts computed by applying the statutory income tax rate of 35% to pretax income as follows:

	2015	2014
At statutory rate	$3,192	$5,976
Non-deductible interest expense	1,777	2,136
State taxes, net of US federal benefit	211	393
Change in valuation allowance	—	—
Change in applicable tax rate	—	308
Costs associated with possible restructuring	(940)	913
Other	(111)	(208)

Total income tax expense	$4,129	$9,518

Deferred income taxes reflect the net tax effects of loss and credit carry-forwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax assets for federal and state income taxes are as follows:

December 31,	2015	2014
Deferred tax assets:
Reserves and accruals	$537	$431

Total gross deferred tax assets	537	431
Deferred tax liabilities:
Prepaid expenses and other	122	(304)
Depreciation, amortization and depletion	(15,164)	(10,932)

Total gross deferred tax liabilities	(15,042)	(11,236)
Less: current net deferred tax assets	—	(225)

Noncurrent deferred tax liabilities, net	$(14,505)	$(11,030)

In assessing the realizability of deferred tax assets, the Company considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible. At December 31, 2015 and 2014, based on the Company’s future income projections, management determined it was more likely than not that the Company will be able to realize the benefits of the deductible temporary differences. As of December 31, 2015 and 2014, the Company determined no valuation allowance was necessary.

The Company has no state net operating losses as of December 31, 2015 and 2014, respectively.

The Company has evaluated its tax positions taken as of December 31, 2015 and 2014 and believes all positions taken would be upheld under examination from income taxing authorities. Therefore, no liability for the effects of uncertain tax positions has been recorded in the accompanying consolidated balance sheets as of December 31, 2015 or 2014. The Company is open to examination by taxing authorities since incorporation.